The federal and state income tax (provision) benefit is summarized as: (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred
Total provision (benefit) for income taxes	$ (43,711)	$ (9,718)
Turnongreen Inc [Member]
Current
U.S. Federal
U.S. State
Foreign
Total current provision
Deferred
U.S. Federal
U.S. State
Foreign
Total deferred provision (benefit)
Total provision (benefit) for income taxes